Schedule of Investments (unaudited)
August 31, 2021
BlackRock Large Cap Focus Growth Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.1%
TransDigm Group, Inc.(a)	39,853	$ 24,209,502
Capital Markets — 4.7%
Morgan Stanley	283,782	29,635,354
S&P Global, Inc.	170,270	75,569,232
		105,204,586
Chemicals — 1.3%
Sherwin-Williams Co.	97,548	29,622,401
Commercial Services & Supplies — 1.8%
Copart, Inc.(a)	286,441	41,339,165
Entertainment — 4.2%
Netflix, Inc.(a)	74,645	42,487,188
Sea Ltd., ADR(a)	152,694	51,659,434
		94,146,622
Health Care Equipment & Supplies — 1.8%
Danaher Corp.	123,044	39,885,943
Hotels, Restaurants & Leisure — 1.8%
Evolution AB(b)	253,621	40,947,716
Industrial Conglomerates — 2.1%
Roper Technologies, Inc.	98,941	47,816,207
Interactive Media & Services — 12.9%
Alphabet, Inc., Class A(a)	31,663	91,631,139
Facebook, Inc., Class A(a)	301,861	114,520,026
Match Group, Inc.(a)	261,385	35,924,754
Snap, Inc., Class A(a)	649,762	49,453,386
		291,529,305
Internet & Direct Marketing Retail — 13.7%
Amazon.com, Inc.(a)	63,371	219,947,433
Etsy, Inc.(a)(c)	195,614	42,303,484
MercadoLibre, Inc.(a)	24,954	46,600,347
		308,851,264
IT Services — 12.3%
Adyen NV(a)(b)	13,526	43,717,062
Mastercard, Inc., Class A	189,018	65,443,702
Shopify, Inc., Class A(a)	17,930	27,339,305
Twilio, Inc., Class A(a)	90,984	32,477,649
Visa, Inc., Class A	345,988	79,265,851
Wix.com Ltd.(a)	131,540	29,212,403
		277,455,972
Life Sciences Tools & Services — 2.6%
Lonza Group AG, Registered Shares	70,770	59,852,062
Machinery — 1.8%
Chart Industries, Inc.(a)	222,088	41,836,938
Pharmaceuticals — 1.7%
Zoetis, Inc.	187,008	38,254,356
Semiconductors & Semiconductor Equipment — 9.8%
Analog Devices, Inc.	273,523	44,570,573
ASML Holding NV, Registered Shares	89,871	74,866,138
Marvell Technology, Inc.	949,600	58,106,024
NVIDIA Corp.	200,676	44,921,322
		222,464,057
Security	Shares	Value
Software — 18.3%
Adobe, Inc.(a)	83,828	$ 55,636,644
C3.ai, Inc., Class A(a)(c)	157,198	8,101,985
Fair Isaac Corp.(a)	41,960	19,290,690
Intuit, Inc.	142,309	80,562,548
Microsoft Corp.	600,536	181,289,808
ServiceNow, Inc.(a)	106,553	68,581,773
		413,463,448
Technology Hardware, Storage & Peripherals — 3.2%
Apple Inc.	470,456	71,429,335
Textiles, Apparel & Luxury Goods — 4.0%
LVMH Moet Hennessy Louis Vuitton SE	35,159	26,046,151
NIKE, Inc., Class B	386,482	63,669,045
		89,715,196
Total Common Stocks — 99.1% (Cost: $1,105,617,136)		2,238,024,075
Preferred Securities
Preferred Stocks — 0.9%
Interactive Media & Services — 0.9%
Bytedance Ltd., Series E-1 (Acquired 11/11/20, cost $13,630,042)(a)(d)(e)	124,391	20,912,103
Total Preferred Securities — 0.9% (Cost: $13,630,042)		20,912,103
Total Long-Term Investments — 100.0% (Cost: $1,119,247,178)		2,258,936,178
Short-Term Securities(f)(g)
Money Market Funds — 1.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%	788,392	788,392
SL Liquidity Series, LLC, Money Market Series, 0.13%(h)	35,132,281	35,142,820
Total Short-Term Securities — 1.6% (Cost: $35,931,212)		35,931,212
Total Investments — 101.6% (Cost: $1,155,178,390)		2,294,867,390
Liabilities in Excess of Other Assets — (1.6)%		(35,592,114)
Net Assets — 100.0%		$ 2,259,275,276
(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $20,912,103, representing 0.9% of its net assets as of period end, and an original cost of $13,630,042.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/21	Shares Held at 08/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 1,033,764	$ —	$ (245,372)(a)	$ —	$ —	$ 788,392	788,392	$ 68	$ —
SL Liquidity Series, LLC, Money Market Series	21,101,929	14,040,891(a)	—	—	—	35,142,820	35,132,281	10,830(b)	—
				$ —	$ —	$ 35,931,212		$ 10,898	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
August 31, 2021
BlackRock Large Cap Focus Growth Fund, Inc.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 24,209,502	$ —	$ —	$ 24,209,502
Capital Markets	105,204,586	—	—	105,204,586
Chemicals	29,622,401	—	—	29,622,401
Commercial Services & Supplies	41,339,165	—	—	41,339,165
Entertainment	94,146,622	—	—	94,146,622
Health Care Equipment & Supplies	39,885,943	—	—	39,885,943
Hotels, Restaurants & Leisure	—	40,947,716	—	40,947,716
Industrial Conglomerates	47,816,207	—	—	47,816,207
Interactive Media & Services	291,529,305	—	—	291,529,305
Internet & Direct Marketing Retail	308,851,264	—	—	308,851,264
IT Services	233,738,910	43,717,062	—	277,455,972
Life Sciences Tools & Services	—	59,852,062	—	59,852,062
Machinery	41,836,938	—	—	41,836,938
Pharmaceuticals	38,254,356	—	—	38,254,356
Semiconductors & Semiconductor Equipment	222,464,057	—	—	222,464,057
Software	413,463,448	—	—	413,463,448
Technology Hardware, Storage & Peripherals	71,429,335	—	—	71,429,335
Textiles, Apparel & Luxury Goods	63,669,045	26,046,151	—	89,715,196
Preferred Securities	—	—	20,912,103	20,912,103
Short-Term Securities
Money Market Funds	788,392	—	—	788,392
	$ 2,068,249,476	$ 170,562,991	$ 20,912,103	2,259,724,570
Investments valued at NAV(a)				35,142,820
				$ 2,294,867,390
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Portfolio Abbreviation
ADR	American Depositary Receipt
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